Schedule of Revenue By Geographical Region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Total revenue	$ 15,097,056	$ 12,484,639	$ 7,149,900
Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	5,751,955	4,012,075	2,012,252
Central, Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	298,243	194,602	38,741
North America [Member]
Revenue from External Customer [Line Items]
Total revenue	7,495,415	7,758,935	4,887,112
Others [Member]
Revenue from External Customer [Line Items]
Total revenue	1,551,443	519,027	211,795
Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	14,425,918	12,194,518	6,731,570
Advertising [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	5,675,383	3,927,191	1,911,627
Advertising [Member] | Central, Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	297,862	193,085
Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	7,096,255	7,653,038	4,686,071
Advertising [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	1,356,418	421,204	133,872
Programmatic Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	361,394	58,507	18,365
Programmatic Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	361,394	58,507	18,365
Content [Member]
Revenue from External Customer [Line Items]
Total revenue	309,744	231,614	399,965
Content [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	76,572	84,884	100,625
Content [Member] | Central, Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	381	1,517	38,741
Content [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	37,766	47,390	182,676
Content [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 195,025	$ 97,823	$ 77,923